American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2024

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 63.4%
Angola — 0.7%
Angola Government International Bonds, 8.25%, 5/9/28(1)		2,900,000	2,626,820
Angola Government International Bonds, 9.375%, 5/8/48(1)		2,000,000	1,612,060
			4,238,880
Argentina — 0.7%
Argentina Republic Government International Bonds, 3.625%, 7/9/35		12,450,000	4,179,310
Bahrain — 0.3%
Bahrain Government International Bonds, 7.50%, 9/20/47		2,000,000	1,848,694
Brazil — 1.2%
Brazil Government International Bonds, 6.00%, 10/20/33		3,800,000	3,757,873
Brazil Government International Bonds, 4.75%, 1/14/50		3,800,000	2,807,957
Brazil Government International Bonds, 7.125%, 5/13/54		900,000	900,686
			7,466,516
Cameroon — 0.3%
Republic of Cameroon International Bonds, 9.50%, 11/19/25		1,733,333	1,690,572
Chile — 2.5%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	6,080,000,000	6,475,285
Chile Government International Bonds, 2.75%, 1/31/27		4,000,000	3,789,853
Chile Government International Bonds, 4.85%, 1/22/29		714,000	720,695
Chile Government International Bonds, 2.55%, 7/27/33		1,200,000	991,707
Chile Government International Bonds, 3.50%, 1/31/34		2,000,000	1,771,024
Chile Government International Bonds, 4.95%, 1/5/36		2,000,000	1,965,364
			15,713,928
Colombia — 3.6%
Colombia Government International Bonds, 3.125%, 4/15/31		1,800,000	1,444,830
Colombia Government International Bonds, 8.00%, 11/14/35		1,800,000	1,899,693
Colombia Government International Bonds, 7.375%, 9/18/37		2,000,000	2,006,304
Colombia Government International Bonds, 6.125%, 1/18/41		6,200,000	5,428,782
Colombia TES, 7.00%, 6/30/32	COP	55,000,000,000	12,221,372
			23,000,981
Costa Rica — 0.3%
Costa Rica Government International Bonds, 6.55%, 4/3/34(1)		1,000,000	1,026,128
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		900,000	944,013
			1,970,141
Czech Republic — 4.4%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	624,410,000	24,503,259
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	81,000,000	3,020,555
			27,523,814
Dominican Republic — 1.5%
Dominican Republic International Bonds, 5.95%, 1/25/27		3,000,000	3,017,248
Dominican Republic International Bonds, 4.50%, 1/30/30(1)		1,000,000	913,377
Dominican Republic International Bonds, 4.875%, 9/23/32		1,900,000	1,700,635
Dominican Republic International Bonds, 5.30%, 1/21/41		4,900,000	4,134,375
			9,765,635
Ecuador — 0.5%
Ecuador Government International Bonds, 0.00%, 7/31/30(1)(2)		7,500,000	2,550,250
Ecuador Government International Bonds, 3.50%, 7/31/35(1)		2,000,000	829,284
			3,379,534

Egypt — 1.5%
Egypt Government International Bonds, 6.20%, 3/1/24(1)		2,450,000	2,436,268
Egypt Government International Bonds, 7.50%, 1/31/27(1)		5,000,000	4,122,755
Egypt Government International Bonds, 8.50%, 1/31/47(1)		4,800,000	2,949,360
			9,508,383
El Salvador — 0.6%
El Salvador Government International Bonds, 5.875%, 1/30/25		2,700,000	2,571,750
El Salvador Government International Bonds, 7.65%, 6/15/35		825,000	649,481
El Salvador Government International Bonds, 7.12%, 1/20/50		1,000,000	717,500
			3,938,731
Ghana — 0.5%
Ghana Government International Bonds, 8.125%, 1/18/26(3)(4)		3,200,000	1,537,440
Ghana Government International Bonds, 8.125%, 3/26/32(1)(3)(4)		3,500,000	1,557,780
			3,095,220
Guatemala — 0.8%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,823,438
Guatemala Government Bonds, 5.25%, 8/10/29(1)		300,000	291,031
Guatemala Government Bonds, 7.05%, 10/4/32		1,800,000	1,892,661
Guatemala Government Bonds, 4.65%, 10/7/41(1)		1,375,000	1,099,442
			5,106,572
Hungary — 2.2%
Hungary Government Bonds, 4.50%, 3/23/28	HUF	4,412,270,000	11,861,027
Hungary Government International Bonds, 2.125%, 9/22/31(1)		2,950,000	2,364,673
			14,225,700
Indonesia — 7.1%
Indonesia Government International Bonds, 4.10%, 4/24/28		3,800,000	3,713,325
Indonesia Government International Bonds, 4.65%, 9/20/32		1,700,000	1,674,332
Indonesia Government International Bonds, 4.75%, 7/18/47		780,000	729,702
Indonesia Government International Bonds, 5.45%, 9/20/52		1,500,000	1,524,375
Indonesia Treasury Bonds, 6.50%, 2/15/31	IDR	339,085,000,000	21,313,029
Indonesia Treasury Bonds, 6.375%, 4/15/32	IDR	50,000,000,000	3,125,985
Indonesia Treasury Bonds, 8.375%, 4/15/39	IDR	128,000,000,000	9,285,110
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(1)		1,500,000	1,479,940
Perusahaan Penerbit SBSN Indonesia III, 5.60%, 11/15/33(1)		1,900,000	1,993,447
			44,839,245
Iraq — 0.1%
Iraq International Bonds, 5.80%, 1/15/28		400,000	374,244
Ivory Coast — 0.6%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		3,600,000	3,594,600
Jordan — 0.5%
Jordan Government International Bonds, 4.95%, 7/7/25(1)		900,000	867,051
Jordan Government International Bonds, 7.50%, 1/13/29(1)		1,400,000	1,374,310
Jordan Government International Bonds, 7.375%, 10/10/47(1)		860,000	734,427
			2,975,788
Kenya — 0.5%
Republic of Kenya Government International Bonds, 6.875%, 6/24/24(1)		2,440,000	2,376,743
Republic of Kenya Government International Bonds, 8.25%, 2/28/48(1)		1,000,000	804,570
			3,181,313
Malaysia — 3.3%
Malaysia Government Bonds, 3.48%, 6/14/24	MYR	40,000,000	8,466,095
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	9,500,000	2,169,102
Malaysia Government Bonds, 4.07%, 6/15/50	MYR	49,500,000	10,268,264
			20,903,461
Mexico — 4.9%
Mexico Bonos, 5.50%, 3/4/27	MXN	262,400,000	13,655,350

Mexico Bonos, 10.00%, 11/20/36	MXN	192,600,000	11,869,005
Mexico Government International Bonds, 5.00%, 5/7/29		1,540,000	1,538,714
Mexico Government International Bonds, 2.66%, 5/24/31		1,400,000	1,177,412
Mexico Government International Bonds, 3.50%, 2/12/34		1,000,000	839,498
Mexico Government International Bonds, 6.35%, 2/9/35		205,000	213,691
Mexico Government International Bonds, 6.00%, 5/7/36		1,350,000	1,377,289
			30,670,959
Morocco — 0.2%
Morocco Government International Bonds, 3.00%, 12/15/32		1,500,000	1,209,375
Morocco Government International Bonds, 3.00%, 12/15/32(1)		100,000	80,625
			1,290,000
Nigeria — 1.1%
Nigeria Government International Bonds, 7.625%, 11/21/25		1,000,000	984,958
Nigeria Government International Bonds, 6.50%, 11/28/27(1)		2,000,000	1,815,472
Nigeria Government International Bonds, 6.50%, 11/28/27		1,500,000	1,362,203
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		2,800,000	2,310,081
Nigeria Government International Bonds, 7.625%, 11/28/47(1)		1,050,000	796,935
			7,269,649
Oman — 0.9%
Oman Government International Bonds, 5.625%, 1/17/28(1)		1,800,000	1,818,522
Oman Government International Bonds, 6.00%, 8/1/29		2,600,000	2,665,179
Oman Government International Bonds, 6.75%, 1/17/48(1)		1,000,000	1,008,905
			5,492,606
Pakistan — 0.4%
Pakistan Government International Bonds, 8.25%, 4/15/24		300,000	294,066
Pakistan Government International Bonds, 7.375%, 4/8/31(1)		2,500,000	1,637,688
Pakistan Government International Bonds, 8.875%, 4/8/51(1)		750,000	470,873
			2,402,627
Panama — 1.4%
Panama Government International Bonds, 6.40%, 2/14/35		950,000	899,570
Panama Government International Bonds, 6.875%, 1/31/36		2,709,000	2,622,745
Panama Government International Bonds, 4.50%, 4/16/50		6,600,000	4,376,890
Panama Government International Bonds, 6.85%, 3/28/54		1,000,000	897,570
			8,796,775
Paraguay — 0.1%
Paraguay Government International Bonds, 3.85%, 6/28/33(1)		1,100,000	959,293
Peru — 2.5%
Peru Government International Bonds, 2.78%, 1/23/31		2,300,000	2,001,856
Peru Government International Bonds, 8.75%, 11/21/33		2,500,000	3,128,218
Peru Government International Bonds, 3.00%, 1/15/34		4,500,000	3,766,704
Peru Government International Bonds, 6.90%, 8/12/37	PEN	23,000,000	6,115,436
Peru Government International Bonds, 3.55%, 3/10/51		1,000,000	734,959
			15,747,173
Philippines — 0.7%
Philippines Government International Bonds, 6.375%, 1/15/32		1,800,000	1,983,836
Philippines Government International Bonds, 5.50%, 1/17/48		733,000	751,908
ROP Sukuk Trust, 5.05%, 6/6/29(1)		1,800,000	1,825,200
			4,560,944
Poland — 4.0%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(1)		343,000	360,537
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,916,000	4,939,926
Republic of Poland Government Bonds, 2.50%, 7/25/27	PLN	57,000,000	13,175,463
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	30,000,000	5,833,897
Republic of Poland Government International Bonds, 5.75%, 11/16/32		850,000	904,302
			25,214,125

Romania — 2.2%
Romania Government Bonds, Series 10Y, 8.25%, 9/29/32	RON	32,000,000	7,852,869
Romania Government International Bonds, 6.625%, 2/17/28(1)		2,000,000	2,075,150
Romania Government International Bonds, 7.125%, 1/17/33(1)		1,000,000	1,081,870
Romania Government International Bonds, 6.00%, 5/25/34(1)		1,500,000	1,503,325
Romania Government International Bonds, 7.625%, 1/17/53(1)		1,326,000	1,484,875
			13,998,089
Saudi Arabia — 0.6%
Saudi Government International Bonds, 4.75%, 1/18/28(1)		1,035,000	1,038,202
Saudi Government International Bonds, 4.625%, 10/4/47(1)		1,400,000	1,210,125
Saudi Government International Bonds, 5.75%, 1/16/54(1)		1,550,000	1,530,951
			3,779,278
Senegal — 0.3%
Senegal Government International Bonds, 6.25%, 5/23/33(1)		2,540,000	2,209,381
Serbia — 0.2%
Serbia International Bonds, 6.50%, 9/26/33(1)		1,260,000	1,288,564
South Africa — 3.9%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	535,410,000	22,321,500
Republic of South Africa Government International Bonds, 4.30%, 10/12/28		1,425,000	1,307,437
Republic of South Africa Government International Bonds, 5.75%, 9/30/49		1,750,000	1,302,306
			24,931,243
Sri Lanka — 0.6%
Sri Lanka Government International Bonds, 6.75%, 4/18/28(1)(3)(4)		2,000,000	1,033,325
Sri Lanka Government International Bonds, 7.85%, 3/14/29(3)(4)		4,800,000	2,454,538
			3,487,863
Thailand — 2.9%
Thailand Government Bonds, 1.59%, 12/17/35	THB	726,800,000	18,150,458
Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)		925,000	942,806
Turkey — 1.8%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(1)		900,000	934,965
Turkiye Government International Bonds, 4.875%, 10/9/26		2,000,000	1,916,720
Turkiye Government International Bonds, 6.00%, 3/25/27		1,800,000	1,756,575
Turkiye Government International Bonds, 9.875%, 1/15/28		1,025,000	1,118,499
Turkiye Government International Bonds, 5.125%, 2/17/28		1,000,000	932,450
Turkiye Government International Bonds, 6.875%, 3/17/36		3,500,000	3,197,793
Turkiye Government International Bonds, 6.00%, 1/14/41		2,000,000	1,600,870
			11,457,872
Ukraine — 0.2%
Ukraine Government International Bonds, 7.25%, 3/15/35(3)(4)		4,200,000	967,050
Ukraine Government International Bonds, 7.25%, 3/15/35(1)(3)(4)		750,000	172,594
			1,139,644
United Arab Emirates — 0.5%
UAE International Government Bonds, 4.95%, 7/7/52(1)		3,300,000	3,144,342
Uzbekistan — 0.2%
Republic of Uzbekistan International Bonds, 4.75%, 2/20/24		1,000,000	1,000,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $396,706,020)			400,454,953
CORPORATE BONDS — 21.6%
Brazil — 2.9%
3R Lux SARL, 9.75%, 2/5/31(1)(8)		2,287,000	2,282,998
Acu Petroleo Luxembourg SARL, 7.50%, 7/13/35		872,730	836,852
Ambipar Lux SARL, 9.875%, 2/6/31(1)(8)		900,000	895,500
Banco Bradesco SA, 3.20%, 1/27/25		2,000,000	1,946,776
Banco BTG Pactual SA, 4.50%, 1/10/25		2,000,000	1,969,167

Banco do Brasil SA, 4.75%, 3/20/24	2,500,000	2,495,279
Banco Votorantim SA, 4.375%, 7/29/25	2,000,000	1,946,251
Cosan Luxembourg SA, 7.25%, 6/27/31(1)(5)	900,000	909,000
CSN Resources SA, 8.875%, 12/5/30(1)	900,000	923,886
Guara Norte SARL, 5.20%, 6/15/34(1)	2,613,210	2,384,488
Rede D'or Finance SARL, 4.50%, 1/22/30	2,000,000	1,770,526
		18,360,723
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26	1,000,000	924,912
Chile — 0.2%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	1,599,000	924,893
VTR Finance NV, 6.375%, 7/15/28(1)	1,100,000	425,794
		1,350,687
China — 0.2%
Alibaba Group Holding Ltd., 4.20%, 12/6/47	450,000	367,762
Tencent Holdings Ltd., 3.24%, 6/3/50	1,300,000	876,374
		1,244,136
Colombia — 3.0%
Canacol Energy Ltd., 5.75%, 11/24/28	2,200,000	1,515,962
Ecopetrol SA, 6.875%, 4/29/30	3,900,000	3,815,593
Ecopetrol SA, 8.375%, 1/19/36	700,000	709,363
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	6,260,000	4,904,324
Geopark Ltd., 5.50%, 1/17/27(1)	3,918,000	3,496,241
Millicom International Cellular SA, 4.50%, 4/27/31(1)	2,200,000	1,855,117
SURA Asset Management SA, 4.875%, 4/17/24(1)	2,651,000	2,640,308
		18,936,908
Guatemala — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(1)	2,000,000	1,870,880
India — 0.3%
Greenko Dutch BV, 3.85%, 3/29/26	2,035,000	1,920,531
Indonesia — 1.4%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 5/15/30(1)	1,000,000	990,770
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 5/15/50(1)	2,150,000	2,021,643
Medco Bell Pte. Ltd., 6.375%, 1/30/27	1,365,000	1,316,805
Pertamina Persero PT, 6.50%, 5/27/41	2,300,000	2,470,316
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 6/30/30	2,000,000	1,747,517
		8,547,051
Kazakhstan — 0.3%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	500,000	487,998
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,308,331
		1,796,329
Luxembourg — 0.6%
EIG Pearl Holdings SARL, 3.55%, 8/31/36(1)	4,500,000	3,808,170
Malaysia — 0.3%
Petronas Capital Ltd., 4.55%, 4/21/50	2,375,000	2,111,539
Mexico — 4.7%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25	1,000,000	996,049
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, VRN, 7.53%, 10/1/28	1,800,000	1,875,802
BBVA Bancomer SA, 4.375%, 4/10/24(1)	1,000,000	995,553
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	2,000,000	1,829,619
Becle SAB de CV, 2.50%, 10/14/31	800,000	629,488
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 2/15/39(1)	1,200,000	1,243,680
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,606,500	2,520,046
Grupo Axo SAPI de CV, 5.75%, 6/8/26	2,700,000	2,524,995
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	2,862,000	2,189,539

Minera Mexico SA de CV, 4.50%, 1/26/50(1)	1,693,000	1,321,812
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,755,105
Petroleos Mexicanos, 5.95%, 1/28/31	7,100,000	5,608,077
Petroleos Mexicanos, 10.00%, 2/7/33(5)	3,690,000	3,651,521
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	2,579,212	2,254,712
		29,395,998
Nigeria — 0.3%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)(5)	2,300,000	2,125,724
Panama — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	1,000,000	948,585
Paraguay — 0.3%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(2)	898,111	653,825
Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(2)	1,733,333	1,170,736
		1,824,561
Peru — 1.0%
Banco de Credito del Peru SA, VRN, 3.25%, 9/30/31	900,000	820,112
Credicorp Ltd., 2.75%, 6/17/25	1,800,000	1,724,581
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 9/18/33(1)	1,700,000	1,811,668
Inkia Energy Ltd., 5.875%, 11/9/27	1,122,000	1,084,294
Minsur SA, 4.50%, 10/28/31	900,000	785,489
		6,226,144
Qatar — 0.5%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	346,715
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	1,900,000	1,766,917
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 6.33%, 9/30/27	1,292,000	1,325,075
		3,438,707
Saudi Arabia — 1.6%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	994,250
Saudi Arabian Oil Co., 3.50%, 4/16/29	2,000,000	1,870,066
Saudi Arabian Oil Co., 3.25%, 11/24/50	8,000,000	5,391,968
TMS Issuer SARL, 5.78%, 8/23/32(1)	2,000,000	2,064,906
		10,321,190
South Africa — 1.7%
Eskom Holdings SOC Ltd., 7.125%, 2/11/25(1)	1,900,000	1,894,395
Eskom Holdings SOC Ltd., 4.31%, 7/23/27	2,000,000	1,861,300
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	5,000,000	4,859,325
Prosus NV, 4.85%, 7/6/27	250,000	242,105
Prosus NV, 4.19%, 1/19/32	1,845,000	1,592,098
		10,449,223
United Arab Emirates — 0.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	905,000	887,986
DP World Crescent Ltd., 4.85%, 9/26/28	800,000	791,328
		1,679,314
United States — 1.5%
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29(1)	1,800,000	1,878,624
DAE Funding LLC, 3.375%, 3/20/28(1)	3,000,000	2,760,135
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)(5)	5,000,000	4,216,725
Truist Financial Corp., VRN, 7.16%, 10/30/29	637,000	688,127
		9,543,611
TOTAL CORPORATE BONDS (Cost $144,753,545)		136,824,923
U.S. TREASURY SECURITIES — 2.3%
U.S. Treasury Bonds, 2.00%, 8/15/51	2,000,000	1,264,219
U.S. Treasury Notes, 2.875%, 8/15/28(6)	3,885,000	3,721,784
U.S. Treasury Notes, 1.25%, 8/15/31(6)	3,000,000	2,483,731

U.S. Treasury Notes, 1.875%, 2/15/32(6)	6,700,000	5,757,289
U.S. Treasury Notes, 3.375%, 5/15/33	1,109,000	1,060,221
TOTAL U.S. TREASURY SECURITIES (Cost $17,029,358)		14,287,244
PREFERRED STOCKS — 0.2%
Mexico — 0.2%
Banco Mercantil del Norte SA, 7.50%	900,000	858,388
Banco Mercantil del Norte SA, 8.375%(1)	600,000	593,063
		1,451,451
SHORT-TERM INVESTMENTS — 12.3%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(7)	3,839,408	3,839,408
Repurchase Agreements — 11.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $6,749,234), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $6,603,003)		6,602,038
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 1/15/28, valued at $61,617,243), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $60,417,877)		60,409,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 3.00% - 4.50%, 2/15/36 - 11/15/44, valued at $6,855,487), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $6,720,986)		6,720,000
		73,731,038
TOTAL SHORT-TERM INVESTMENTS (Cost $77,570,446)		77,570,446
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $637,482,871)		630,589,017
OTHER ASSETS AND LIABILITIES — 0.2%		1,082,509
TOTAL NET ASSETS — 100.0%		$631,671,526

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	35,264,912	USD	7,184,882	Goldman Sachs & Co.	3/15/24	$(93,880)
BRL	32,163,086	USD	6,521,439	Goldman Sachs & Co.	3/15/24	(54,146)
BRL	61,667,295	USD	12,436,056	Goldman Sachs & Co.	3/15/24	(36,112)
BRL	31,177,758	USD	6,290,531	Goldman Sachs & Co.	3/15/24	(21,366)
BRL	32,158,240	USD	6,451,195	Goldman Sachs & Co.	3/15/24	15,124
BRL	152,302,355	USD	30,390,451	JPMorgan Chase Bank N.A.	3/15/24	234,221
USD	6,711,422	BRL	33,245,702	Goldman Sachs & Co.	3/15/24	26,439
USD	6,307,782	BRL	31,080,775	Goldman Sachs & Co.	3/15/24	58,118
USD	6,720,756	BRL	33,078,215	Goldman Sachs & Co.	3/15/24	69,450
USD	5,990,524	BRL	29,802,378	Goldman Sachs & Co.	3/15/24	(2,082)
USD	6,007,498	BRL	29,995,977	Goldman Sachs & Co.	3/15/24	(24,037)
USD	6,569,812	BRL	32,436,345	JPMorgan Chase Bank N.A.	3/15/24	47,573
CLP	10,902,544,818	USD	12,313,694	Bank of America N.A.	3/15/24	(625,998)
CLP	5,736,873,418	USD	6,145,553	Bank of America N.A.	3/15/24	4,464
CLP	5,959,481,147	USD	6,373,702	JPMorgan Chase Bank N.A.	3/15/24	14,954
CLP	5,448,889,217	USD	6,192,623	Morgan Stanley	3/15/24	(351,330)
CLP	5,700,096,654	USD	6,381,300	Morgan Stanley	3/15/24	(270,709)
CLP	5,552,530,025	USD	6,175,379	Morgan Stanley	3/15/24	(222,981)
CLP	5,713,867,512	USD	6,147,844	Morgan Stanley	3/15/24	(22,490)
CLP	5,771,368,756	USD	6,264,987	Morgan Stanley	3/15/24	(77,991)
USD	6,687,832	CLP	5,920,804,215	Bank of America N.A.	3/15/24	340,638
USD	6,433,956	CLP	5,703,637,754	Bank of America N.A.	3/15/24	319,569
USD	6,310,985	CLP	5,771,143,113	Bank of America N.A.	3/15/24	124,230
USD	6,228,535	CLP	5,474,321,952	JPMorgan Chase Bank N.A.	3/15/24	359,978
USD	6,130,069	CLP	5,453,174,251	JPMorgan Chase Bank N.A.	3/15/24	284,182

USD	6,314,497	CLP	5,760,955,918	JPMorgan Chase Bank N.A.	3/15/24	138,664
USD	6,307,339	CLP	5,518,732,385	Morgan Stanley	3/15/24	391,173
USD	6,184,760	CLP	5,554,100,136	Morgan Stanley	3/15/24	230,679
CNY	90,083,287	USD	12,706,578	Bank of America N.A.	3/15/24	(24,335)
CNY	4,341,477	USD	614,192	JPMorgan Chase Bank N.A.	3/15/24	(2,983)
CNY	176,406,234	USD	24,909,098	UBS AG	3/15/24	(74,005)
CNY	44,101,558	USD	6,220,687	UBS AG	3/15/24	(11,914)
USD	6,026,838	CNY	42,818,155	Bank of America N.A.	3/15/24	(1,253)
USD	6,631,766	CNY	47,238,067	JPMorgan Chase Bank N.A.	3/15/24	(18,576)
USD	6,301,659	CNY	44,882,939	JPMorgan Chase Bank N.A.	3/15/24	(17,119)
COP	22,570,312,856	USD	5,709,667	Morgan Stanley	3/15/24	42,372
USD	11,138,227	COP	45,793,928,391	Goldman Sachs & Co.	3/15/24	(532,344)
CZK	146,287,399	USD	6,423,132	UBS AG	3/15/24	(62,656)
USD	8,845,499	CZK	200,076,347	Morgan Stanley	3/15/24	146,318
USD	6,581,520	CZK	148,821,987	UBS AG	3/15/24	110,843
HUF	2,126,822,620	USD	6,117,057	JPMorgan Chase Bank N.A.	3/18/24	(155,283)
HUF	2,166,733,488	USD	6,156,143	JPMorgan Chase Bank N.A.	3/18/24	(82,494)
HUF	2,225,269,888	USD	6,295,264	JPMorgan Chase Bank N.A.	3/18/24	(57,529)
HUF	3,649,330,719	USD	10,134,598	JPMorgan Chase Bank N.A.	3/18/24	94,973
HUF	3,472,616,665	USD	9,669,682	UBS AG	3/18/24	64,536
HUF	3,561,029,357	USD	10,209,657	UBS AG	3/18/24	(227,606)
HUF	1,316,038,909	USD	3,800,327	UBS AG	3/18/24	(111,291)
USD	3,048,306	HUF	1,085,137,594	Goldman Sachs & Co.	3/18/24	6,518
USD	7,146,818	HUF	2,543,885,248	JPMorgan Chase Bank N.A.	3/18/24	15,960
USD	6,438,878	HUF	2,290,047,864	JPMorgan Chase Bank N.A.	3/18/24	19,562
USD	6,233,078	HUF	2,206,587,876	JPMorgan Chase Bank N.A.	3/18/24	47,711
USD	1,654,574	HUF	589,834,620	UBS AG	3/18/24	1,187
USD	3,837,146	HUF	1,348,471,160	UBS AG	3/18/24	57,197
USD	10,049,638	HUF	3,535,959,093	UBS AG	3/18/24	137,863
USD	6,186,145	HUF	2,159,032,573	UBS AG	3/18/24	134,082
USD	9,745,563	HUF	3,483,236,742	UBS AG	3/18/24	(18,424)
IDR	16,819,288,056	USD	1,089,967	Goldman Sachs & Co.	3/15/24	(24,363)
IDR	34,713,700,045	USD	2,241,879	Morgan Stanley	3/15/24	(42,553)
USD	6,512,952	IDR	100,669,388,907	JPMorgan Chase Bank N.A.	3/15/24	134,929
ILS	34,520,168	USD	9,391,623	Bank of America N.A.	3/15/24	85,459
ILS	34,319,827	USD	9,200,802	Bank of America N.A.	3/15/24	221,279
ILS	35,163,027	USD	9,298,897	Bank of America N.A.	3/15/24	354,673
USD	9,401,879	ILS	35,163,027	Bank of America N.A.	3/15/24	(251,692)
USD	9,325,779	ILS	34,319,827	Goldman Sachs & Co.	3/15/24	(96,301)
USD	6,262,434	ILS	23,147,398	JPMorgan Chase Bank N.A.	3/15/24	(92,396)
USD	9,324,558	ILS	34,520,168	Morgan Stanley	3/15/24	(152,523)
INR	778,580,602	USD	9,351,848	Bank of America N.A.	3/15/24	4,270
INR	800,620,665	USD	9,586,549	Goldman Sachs & Co.	3/15/24	34,421
INR	1,040,076,736	USD	12,487,654	JPMorgan Chase Bank N.A.	3/15/24	10,833
INR	776,675,910	USD	9,330,684	UBS AG	3/15/24	2,544
USD	9,297,577	INR	776,675,910	Bank of America N.A.	3/15/24	(35,652)
USD	9,344,687	INR	778,580,602	Goldman Sachs & Co.	3/15/24	(11,431)
USD	9,598,065	INR	800,620,665	JPMorgan Chase Bank N.A.	3/15/24	(22,906)
USD	12,482,469	INR	1,040,076,736	UBS AG	3/15/24	(16,019)
KRW	8,058,830,846	USD	6,148,963	Bank of America N.A.	3/15/24	(96,225)
KRW	7,974,787,139	USD	6,089,018	Bank of America N.A.	3/15/24	(99,402)
KRW	8,180,192,280	USD	6,263,069	Goldman Sachs & Co.	3/15/24	(119,179)
KRW	4,130,463,982	USD	3,157,864	Goldman Sachs & Co.	3/15/24	(55,601)
KRW	8,123,350,334	USD	6,234,891	Goldman Sachs & Co.	3/15/24	(133,694)
KRW	8,218,070,832	USD	6,251,917	Goldman Sachs & Co.	3/15/24	(79,579)

KRW	8,264,781,995	USD	6,397,722	JPMorgan Chase Bank N.A.	3/15/24	(190,300)
KRW	8,353,825,801	USD	6,224,119	JPMorgan Chase Bank N.A.	3/15/24	50,181
KRW	8,227,048,916	USD	6,347,597	UBS AG	3/15/24	(168,515)
KRW	8,196,592,008	USD	6,284,534	UBS AG	3/15/24	(128,328)
KRW	8,265,830,314	USD	6,317,360	UBS AG	3/15/24	(109,151)
USD	3,051,826	KRW	4,009,684,459	Goldman Sachs & Co.	3/15/24	40,276
USD	6,293,138	KRW	8,218,070,832	JPMorgan Chase Bank N.A.	3/15/24	120,800
USD	3,198,528	KRW	4,153,800,738	Morgan Stanley	3/15/24	78,737
USD	3,208,895	KRW	4,153,840,293	Morgan Stanley	3/15/24	89,074
USD	6,196,403	KRW	8,119,513,912	UBS AG	3/15/24	98,087
USD	6,166,150	KRW	8,069,616,861	UBS AG	3/15/24	105,311
USD	6,245,487	KRW	8,068,721,867	UBS AG	3/15/24	185,320
USD	6,267,935	KRW	8,119,495,367	UBS AG	3/15/24	169,634
USD	6,324,004	KRW	8,264,781,995	UBS AG	3/15/24	116,582
USD	12,524,834	KRW	16,462,422,322	UBS AG	3/15/24	160,418
USD	6,252,168	KRW	8,353,825,801	UBS AG	3/15/24	(22,132)
MXN	105,103,360	USD	6,005,426	Bank of America N.A.	3/15/24	58,657
MXN	101,103,284	USD	5,906,428	Bank of America N.A.	3/15/24	(73,135)
MXN	112,364,638	USD	6,414,623	JPMorgan Chase Bank N.A.	3/15/24	68,410
MXN	100,064,573	USD	5,652,607	JPMorgan Chase Bank N.A.	3/15/24	120,756
MXN	133,275,128	USD	7,701,390	JPMorgan Chase Bank N.A.	3/15/24	(11,898)
MXN	107,044,055	USD	6,185,361	JPMorgan Chase Bank N.A.	3/15/24	(9,307)
MXN	211,106,070	USD	12,058,866	JPMorgan Chase Bank N.A.	3/15/24	121,190
USD	6,248,095	MXN	108,420,439	Bank of America N.A.	3/15/24	(7,372)
USD	6,723,606	MXN	115,315,042	Goldman Sachs & Co.	3/15/24	70,346
USD	6,026,300	MXN	105,413,304	Goldman Sachs & Co.	3/15/24	(55,666)
USD	14,728,931	MXN	261,409,735	JPMorgan Chase Bank N.A.	3/15/24	(353,464)
USD	6,260,308	MXN	109,374,657	JPMorgan Chase Bank N.A.	3/15/24	(50,214)
USD	4,753,529	MXN	84,301,244	UBS AG	3/15/24	(110,348)
MYR	46,713,100	USD	10,089,223	Morgan Stanley	3/15/24	(162,767)
MYR	4,706,978	USD	1,026,604	Morgan Stanley	3/15/24	(26,379)
USD	472,346	MYR	2,206,330	Goldman Sachs & Co.	3/15/24	3,505
PEN	23,137,660	USD	6,139,753	Goldman Sachs & Co.	3/15/24	(64,001)
PEN	23,165,341	USD	6,237,789	JPMorgan Chase Bank N.A.	3/15/24	(154,768)
PEN	23,898,412	USD	6,290,479	Morgan Stanley	3/15/24	(14,960)
USD	6,028,425	PEN	22,714,462	Goldman Sachs & Co.	3/15/24	63,801
USD	6,166,755	PEN	23,312,725	Goldman Sachs & Co.	3/15/24	45,032
USD	6,310,762	PEN	24,102,757	Morgan Stanley	3/15/24	(18,417)
PHP	512,850,139	USD	9,280,004	Bank of America N.A.	3/15/24	(162,931)
USD	3,190,517	PHP	177,713,077	JPMorgan Chase Bank N.A.	3/15/24	31,264
USD	9,280,709	PHP	512,850,139	UBS AG	3/15/24	163,636
USD	6,191,893	PHP	344,362,126	UBS AG	3/15/24	70,076
PLN	32,742,878	USD	8,331,010	Bank of America N.A.	3/15/24	(157,871)
PLN	24,336,023	USD	6,165,070	Bank of America N.A.	3/15/24	(90,415)
PLN	38,375,833	USD	9,533,712	Bank of America N.A.	3/15/24	45,501
PLN	24,952,895	USD	6,186,061	Goldman Sachs & Co.	3/15/24	42,576
PLN	44,995,168	USD	11,189,255	JPMorgan Chase Bank N.A.	3/15/24	42,249
PLN	27,005,238	USD	6,676,184	JPMorgan Chase Bank N.A.	3/15/24	64,749
PLN	25,146,893	USD	6,261,167	JPMorgan Chase Bank N.A.	3/15/24	15,895
PLN	25,026,903	USD	6,309,063	UBS AG	3/15/24	(61,953)
USD	6,269,093	PLN	25,290,206	Bank of America N.A.	3/15/24	(43,741)
USD	6,584,406	PLN	26,388,712	Goldman Sachs & Co.	3/15/24	(2,633)
USD	3,131,690	PLN	12,601,357	Goldman Sachs & Co.	3/15/24	(13,807)
USD	6,364,647	PLN	25,324,971	JPMorgan Chase Bank N.A.	3/15/24	43,135
USD	4,643,604	PLN	18,652,953	Morgan Stanley	3/15/24	(12,468)

USD	1,856,191	PLN	7,449,760	UBS AG	3/15/24	(3,387)
USD	8,371,784	PLN	33,253,632	UBS AG	3/15/24	71,153
USD	6,318,182	PLN	25,160,845	UBS AG	3/15/24	37,638
USD	6,225,762	PLN	24,775,624	UBS AG	3/15/24	41,375
USD	5,975,783	PLN	24,088,411	UBS AG	3/15/24	(37,065)
RON	30,010,488	USD	6,514,134	Goldman Sachs & Co.	3/15/24	637
RON	57,120,820	USD	12,684,372	UBS AG	3/15/24	(284,405)
USD	12,672,339	RON	57,560,493	Goldman Sachs & Co.	3/15/24	176,927
USD	6,223,284	RON	28,603,339	JPMorgan Chase Bank N.A.	3/15/24	13,981
USD	1,945,912	RON	8,983,275	UBS AG	3/15/24	(4,205)
THB	391,325,078	USD	11,126,261	Bank of America N.A.	3/15/24	(59,999)
THB	233,387,278	USD	6,700,370	Bank of America N.A.	3/15/24	(100,422)
THB	223,455,320	USD	6,438,911	Bank of America N.A.	3/15/24	(119,829)
THB	406,030,429	USD	11,434,658	JPMorgan Chase Bank N.A.	3/15/24	47,456
THB	228,315,585	USD	6,591,197	JPMorgan Chase Bank N.A.	3/15/24	(134,672)
THB	219,705,071	USD	6,356,194	JPMorgan Chase Bank N.A.	3/15/24	(143,165)
THB	276,916,611	USD	7,804,720	JPMorgan Chase Bank N.A.	3/15/24	26,191
THB	438,705,702	USD	12,379,528	Morgan Stanley	3/15/24	26,609
THB	225,445,767	USD	6,356,530	UBS AG	3/15/24	18,840
USD	6,255,150	THB	220,159,994	Bank of America N.A.	3/15/24	29,256
USD	3,119,695	THB	109,469,771	Bank of America N.A.	3/15/24	24,004
USD	3,119,677	THB	109,469,771	Bank of America N.A.	3/15/24	23,987
USD	1,164,894	THB	41,415,492	JPMorgan Chase Bank N.A.	3/15/24	(6,292)
USD	6,604,215	THB	228,899,067	JPMorgan Chase Bank N.A.	3/15/24	131,190
USD	7,351,480	THB	251,826,066	JPMorgan Chase Bank N.A.	3/15/24	230,104
USD	6,264,823	THB	215,384,424	JPMorgan Chase Bank N.A.	3/15/24	173,977
USD	6,236,306	THB	222,536,457	JPMorgan Chase Bank N.A.	3/15/24	(56,792)
USD	6,372,391	THB	225,316,093	JPMorgan Chase Bank N.A.	3/15/24	689
USD	4,379,193	THB	153,681,226	Morgan Stanley	3/15/24	33,250
USD	11,069,196	THB	393,517,647	Morgan Stanley	3/15/24	(59,071)
TRY	89,318,116	USD	2,844,279	Morgan Stanley	3/15/24	(17,280)
TRY	89,318,116	USD	2,841,668	Morgan Stanley	3/15/24	(14,668)
USD	2,626,268	TRY	83,954,455	Morgan Stanley	3/15/24	(30,967)
TWD	291,089,382	USD	9,461,677	UBS AG	3/15/24	(110,003)
USD	9,345,784	TWD	291,089,382	Morgan Stanley	3/15/24	(5,890)
USD	7,485,507	ZAR	136,940,321	Goldman Sachs & Co.	3/15/24	196,919
USD	6,217,825	ZAR	116,823,233	Goldman Sachs & Co.	3/15/24	(41)
USD	6,338,161	ZAR	115,976,056	JPMorgan Chase Bank N.A.	3/15/24	165,386
USD	6,467,665	ZAR	119,756,606	JPMorgan Chase Bank N.A.	3/15/24	93,672
USD	6,270,586	ZAR	116,679,262	JPMorgan Chase Bank N.A.	3/15/24	60,383
USD	6,394,707	ZAR	120,401,316	JPMorgan Chase Bank N.A.	3/15/24	(13,600)
USD	6,249,716	ZAR	117,285,181	JPMorgan Chase Bank N.A.	3/15/24	7,264
USD	6,034,050	ZAR	116,281,970	JPMorgan Chase Bank N.A.	3/15/24	(155,007)
USD	6,082,781	ZAR	116,256,832	JPMorgan Chase Bank N.A.	3/15/24	(104,938)
USD	6,265,617	ZAR	118,836,276	Morgan Stanley	3/15/24	(59,392)
USD	6,166,277	ZAR	116,842,841	UBS AG	3/15/24	(52,632)
ZAR	63,322,511	USD	3,322,816	Goldman Sachs & Co.	3/15/24	47,497
ZAR	122,690,953	USD	6,440,521	Goldman Sachs & Co.	3/15/24	89,652
ZAR	114,179,603	USD	6,037,839	Goldman Sachs & Co.	3/15/24	39,321
ZAR	120,552,296	USD	6,502,137	JPMorgan Chase Bank N.A.	3/15/24	(85,794)
ZAR	121,448,968	USD	6,559,442	JPMorgan Chase Bank N.A.	3/15/24	(95,374)
ZAR	117,419,524	USD	6,291,254	JPMorgan Chase Bank N.A.	3/15/24	(41,651)
ZAR	127,780,099	USD	6,681,912	JPMorgan Chase Bank N.A.	3/15/24	119,128
ZAR	113,515,840	USD	6,032,224	JPMorgan Chase Bank N.A.	3/15/24	9,607
ZAR	119,905,718	USD	6,433,773	Morgan Stanley	3/15/24	(51,844)

ZAR	123,317,449	USD	6,489,930	UBS AG	3/15/24	73,588
ZAR	112,506,888	USD	5,988,071	UBS AG	3/15/24	59
ZAR	110,867,183	USD	5,793,439	UBS AG	3/15/24	107,418
						$133,566

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	10	March 2024	$1,223,438	$64,228
U.S. Treasury 2-Year Notes	25	March 2024	5,141,406	42,139
U.S. Treasury 5-Year Notes	209	March 2024	22,653,641	401,264
U.S. Treasury Ultra Bonds	110	March 2024	14,214,062	551,441
			$43,232,547	$1,059,072
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	404	March 2024	$47,217,500	$(1,195,443)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazilian Government International Bond	Buy	(1.00)%	12/20/28	$16,980,000	$555,104	$(299,604)	$255,500
Chile Government International Bond	Buy	(1.00)%	12/20/28	$7,500,000	(112,097)	(50,146)	(162,243)
Colombia Government International Bond	Buy	(1.00)%	12/20/28	$12,830,000	653,383	(278,770)	374,613
Malaysia Government International Bond	Buy	(1.00)%	12/20/28	$6,800,000	(152,228)	(22,690)	(174,918)
Markit CDX Emerging Markets Index Series 39	Buy	(1.00)%	6/20/28	$16,550,000	628,016	(210,309)	417,707
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$12,348,000	153,705	(949,978)	(796,273)
Mexico Government International Bond	Buy	(1.00)%	12/20/28	$29,560,000	225,308	(390,784)	(165,476)
Republic of South Africa Government International Bond	Buy	(1.00)%	12/20/28	$10,568,000	688,935	(122,138)	566,797
					$2,640,126	$(2,324,419)	$315,707
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
BZDIOVRA	Pay	11.97%	1/2/26	BRL	38,987,649	$(548)	$302,104	$301,556

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Goldman Sachs & Co.	BZDIOVRA	Pay	12.96%	1/2/26	BRL	60,455,066	$817,981
Goldman Sachs & Co.	BZDIOVRA	Pay	10.85%	1/2/26	BRL	27,510,129	60,623
Goldman Sachs & Co.	BZDIOVRA	Pay	10.37%	1/2/26	BRL	27,923,471	(3,970)
							$874,634
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	New Romanian Leu
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $153,365,325, which represented 24.3% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,664,641. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,094,279.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,893,059, which includes securities collateral of $53,651.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$400,454,953	—
Corporate Bonds	—	136,824,923	—
U.S. Treasury Securities	—	14,287,244	—
Preferred Stocks	—	1,451,451	—
Short-Term Investments	$3,839,408	73,731,038	—
	$3,839,408	$626,749,609	—
Other Financial Instruments
Futures Contracts	$1,059,072	—	—
Swap Agreements	—	$2,794,777	—
Forward Foreign Currency Exchange Contracts	—	8,789,342	—
	$1,059,072	$11,584,119	—
Liabilities
Other Financial Instruments
Futures Contracts	$1,195,443	—	—
Swap Agreements	—	$1,302,880	—
Forward Foreign Currency Exchange Contracts	—	8,655,776	—
	$1,195,443	$9,958,656	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.